Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth Equity Series
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.15%♦
Communication Services — 8.48%
Alphabet Class A †	48,651	$ 5,046,568
Alphabet Class C †	8,001	832,104
Electronic Arts	22,338	2,690,612
		8,569,284
Consumer Discretionary — 13.28%
Amazon.com †	47,871	4,944,596
Booking Holdings †	543	1,440,259
Ferrari	9,413	2,550,358
Home Depot	2,759	814,236
LVMH Moet Hennessy Louis Vuitton ADR	10,211	1,876,067
NIKE Class B	14,674	1,799,619
		13,425,135
Consumer Staples — 3.04%
Coca-Cola	49,497	3,070,299
		3,070,299
Financials — 4.95%
Intercontinental Exchange	24,347	2,539,149
S&P Global	7,154	2,466,484
		5,005,633
Healthcare — 11.64%
Cooper	5,404	2,017,637
Danaher	9,614	2,423,113
Intuitive Surgical †	5,591	1,428,333
UnitedHealth Group	8,734	4,127,601
Veeva Systems Class A †	3,976	730,749
Zoetis	6,195	1,031,096
		11,758,529
Industrials — 9.13%
CoStar Group †	48,473	3,337,366
Equifax	8,450	1,713,998
J.B. Hunt Transport Services	9,633	1,690,206
TransUnion	14,092	875,677
Union Pacific	3,631	730,775
Verisk Analytics	4,570	876,800
		9,224,822
Information Technology — 48.63%
Adobe †	4,778	1,841,298
Apple	45,612	7,521,419
Autodesk †	6,029	1,254,997
Broadridge Financial Solutions	12,188	1,786,395
Intuit	5,548	2,473,465
Mastercard Class A	2,940	1,068,425
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Microsoft	46,436	$ 13,387,499
Motorola Solutions	15,638	4,474,501
NVIDIA	15,430	4,285,991
Salesforce †	8,515	1,701,127
VeriSign †	21,083	4,455,470
Visa Class A	21,735	4,900,373
		49,150,960
Total Common Stocks (cost $88,550,390)		100,204,662

Short-Term Investments — 1.87%
Money Market Mutual Funds — 1.87%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	472,994	472,994
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	472,994	472,994
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	472,994	472,994
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	472,993	472,993
Total Short-Term Investments (cost $1,891,975)		1,891,975

Total Value of Securities—101.02% (cost $90,442,365)		102,096,637
Liabilities Net of Receivables and Other Assets—(1.02%)		(1,031,608)
Net Assets Applicable to 5,707,022 Shares Outstanding—100.00%		$101,065,029
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
NQ-FL3 [3/23] 5/23 (2912865)    1